Shareholder Fees - FidelityConnecticutMunicipalIncomeFund-PRO	Jan. 29, 2025 USD ($)
FidelityConnecticutMunicipalIncomeFund-PRO | Fidelity Connecticut Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none